Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Lease Agreements

The Company leases office space in New York City on a month-to-month basis, with a condition of a 60 day notice to terminate. For the three months ended September 30, 2019 and 2018, rent expense for the Company’s facilities was $11,000 and $48,000, respectively. For the nine months ended September 30, 2019 and 2018, rent expense for the Company’s facilities was $47,000 and $122,000 respectively. The Company has taken the short term lease exception and not recorded a lease liability or right-of-use asset for this lease.

Litigation

The Company is subject to various legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business that it believes are incidental to the operation of its business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these legal matters will have a material adverse effect on its results of operations, financial positions or cash flows.

In February 2018, DropCar was served an Amended Summons and Complaint in the Supreme Court of the City of New York, Bronx county originally served solely on an individual, a former DropCar customer, for injuries sustained by plaintiffs alleging such injuries were caused by either the customer, a DropCar valet operating the customer’s vehicle or an unknown driver operating customer’s vehicle. DropCar to date has cooperated with the NYC Police Department and no charges have been brought against any employee of DropCar. DropCar has referred the matter to its insurance carrier. In June 2019, the Company reached a settlement covering all disputes in relation to the summons and complaint which was covered and paid for by the Company’s insurance carrier.

Other

As of December 31, 2018, the Company had accrued approximately $232,000 for the settlement of multiple employment disputes. During the nine months ended September 30, 2019, approximately $147,000 of this amount was settled upon payment. For the nine months ended September 30, 2019 and 2018, $89,000 and $117,000, respectively, was expensed and accrued for settlements. As of September 30, 2019, approximately $174,000 remains accrued for the settlement of employment disputes. As of September 30, 2019, the Company has entered into multiple settlement agreements with former employees for which it has agreed to make monthly settlement payments which will occur through December 31, 2019.

On March 23, 2018, DropCar was made aware of an audit being conducted by the New York State Department of Labor (“DOL”) regarding a claim filed by an employee. The DOL is investigating whether DropCar properly paid overtime for which DropCar has raised several defenses. In addition, the DOL is conducting its audit to determine whether the Company owes spread of hours pay (an hour’s pay for each day an employee worked or was scheduled for a period over ten hours in a day). If the DOL determines that monies are owed, the DOL will seek a backpay order, which management believes will not, either individually or in the aggregate, have a material adverse effect on DropCar’s business, consolidated financial position, results of operations or cash flows. As of September 30, 2019, the Company has accrued approximately $60,000 in relation to these matters.

7. Commitments and Contingencies

Lease Agreements

The Company leases office space in New York City on a month-to-month basis, with a condition of a 60 day notice to terminate. For the years ended December 31, 2018 and 2017, rent expense for the Company’s New York City office was $158,000 and $53,000, respectively.

Litigation

The Company is subject to various legal proceedings and claims, either asserted or unasserted, which arise in the ordinary course of business that it believes are incidental to the operation of its business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these legal matters will have a material adverse effect on its results of operations, financial positions or cash flows.

In February 2018, DropCar was served an Amended Summons and Complaint in the Supreme Court of the City of New York, Bronx county originally served solely on an individual, a former DropCar customer, for injuries sustained by plaintiffs alleging such injuries were caused by either the customer, a DropCar valet operating the customer’s vehicle or an unknown driver operating customer’s vehicle. DropCar to date has cooperated with the NYC Police Department and no charges have been brought against any employee of DropCar. DropCar has referred the matter to its insurance carrier.

On February 9, 2016, a DropCar employee was transporting a customer’s vehicle when the vehicle caught fire. On November 22, 2016, an insurance company (as subrogee of the vehicle’s owner) filed for indemnification and subrogation against the Company in the Supreme Court of the State of New York County of New York. Management believes that it is not responsible for the damage caused by the vehicle fire and that the fire was not due to any negligence on the part of the DropCar. In 2018, the parties reached a settlement the case was closed.

Other

As of January 1, 2017, the Company had accrued approximately $160,000 for the potential settlement of multiple employment disputes. During the year ended December 31, 2017, approximately $137,000 of this amount was settled upon payment. An additional $73,000 was expensed and accrued for potential settlements during the year ended December 31, 2017. As of December 31, 2017, the Company had accrued approximately $96,000 for the settlement of multiple employment disputes. During the year ended December 31, 2018, approximately $70,000 of this amount was settled upon payment. An additional $207,000 was expensed and accrued for settlements during the year ended December 31, 2018. As of December 31, 2018, approximately $232,000 remains accrued for the settlement of employment disputes. As of December 31, 2018, the Company has entered into multiple settlement agreements with former employees for which it has agreed to make monthly settlement payments which will extend through the year ended December 31, 2019.

On March 23, 2018, DropCar was made aware of an audit being conducted by the New York State Department of Labor (“DOL”) regarding a claim filed by an employee. The DOL is investigating whether DropCar properly paid overtime for which DropCar has raised several defenses. In addition, the DOL is conducting its audit to determine whether the Company owes spread of hours pay (an hour’s pay for each day an employee worked or was scheduled for a period over ten hours in a day). If the DOL determines that monies are owed, the DOL will seek a backpay order, which management believes will not, either individually or in the aggregate, have a material adverse effect on DropCar’s business, consolidated financial position, results of operations or cash flows. As of December 31, 2018, the Company has accrued approximately $200,000 in relation to these matters.